Income Taxes - Schedule of Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 114,366	$ 125,306
Deferred credits	695	1,057
Other accrued expenses	1,562	1,234
Prepaids and other	252	556
Warrant liabilities	5,767	5,748
Other reserves and estimated losses	1,090	937
Operating lease liabilities	2,306	2,991
Deferred revenue	2,217	4,829
Interest expense carryforward	9,258	6,457
Gross deferred tax assets	137,512	149,115
Less: valuation allowance	(41,648)	(21,102)
Total net deferred tax assets	95,864	128,013
Operating lease right-of-use assets	(1,883)	(2,475)
Property and equipment	(102,253)	(131,805)
Unrealized loss/(gain) on equity investments	98	(2,148)
Total deferred tax liabilities	(104,037)	(136,427)
Net deferred tax liabilities	$ (8,173)	$ (8,414)